Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net income (loss)	$ (1,111,609)	$ 138,762
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense	16,000	16,500
Depreciation and Amortization	166,650	161,606
Changes in assets and liabilities:
Account receivable-trade	(267,038)	(1,296,038)
Inventories	(242,218)	(535,296)
Prepaid expenses and other current assets	(51,085)	26,223
Trade note receivable		29,748
Accounts payable	471,054	816,232
Accrued expenses and other current liabilities	167,973	169,747
Net cash used in operating activities	(850,273)	(472,516)
Cash flows from investing activities
Purchase of property and equipment	(9,376)	(52,558)
Cash acquired on business combination	585,720
Net cash provided by (used in) investing activities	576,344	(52,558)
Cash flows from financing activities
Payment of deferred financing costs	(150,364)
Repayments to short-term loan	(97,384)	(116,493)
Proceeds from convertible debt	2,250,000
Repayments of long term debt	(137,371)	(102,329)
Advance from (payment to) shareholder	(2,742)	367,444
Net cash provided by financing activities	1,862,139	148,622
Net increase (decrease) in cash and cash equivalents	1,588,210	(376,452)
Cash and cash equivalents, beginning of period	251,475	630,462
Cash and cash equivalents, end of period	1,839,685	254,010
Supplemental disclosures of cash flow information:
Interest paid	218,497	199,727
Income taxes paid		$ 15,031